Income Taxes - Components of Group's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current deferred tax assets:
Impairment of loss on long term investments	$ 72
Less: valuation allowance	0	$ 0
Current deferred tax assets, net	72
Non-current deferred tax assets:
Advertising expense		2,651
Net operating tax losses carry-forward	2,852	2,881
Impairment of on long term investments	208
Less: valuation allowance	(2,852)	$ (5,532)
Non-current deferred tax assets, net	$ 208